January 27, 2006


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Attn:  Filing Desk - Stop 1-4

     Re:  Van Kampen Focus Portfolios, Municipal Series 461
          File No. 333-109394  CIK #1246586

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on January 24, 2006.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.